Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK FUNDS II
CIK	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2025
Prospectus Date	rr_ProspectusDate	May 01, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Multimanager Lifestyle Aggressive Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JILAX
Multimanager Lifestyle Aggressive Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JALAX
Multimanager Lifestyle Aggressive Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLAX
Multimanager Lifestyle Aggressive Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTAIX
Multimanager Lifestyle Aggressive Portfolio | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JQLAX
Multimanager Lifestyle Aggressive Portfolio | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSLAX
Multimanager Lifestyle Aggressive Portfolio | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTLAX
Multimanager Lifestyle Aggressive Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JULAX
Multimanager Lifestyle Growth Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JILGX
Multimanager Lifestyle Growth Portfolio | Class 5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHLGX
Multimanager Lifestyle Growth Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JALGX
Multimanager Lifestyle Growth Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLGX
Multimanager Lifestyle Growth Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTGIX
Multimanager Lifestyle Growth Portfolio | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JQLGX
Multimanager Lifestyle Growth Portfolio | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSLGX
Multimanager Lifestyle Growth Portfolio | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTLGX
Multimanager Lifestyle Growth Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JULGX
Multimanager Lifestyle Balanced Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JILBX
Multimanager Lifestyle Balanced Portfolio | Class 5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHLAX
Multimanager Lifestyle Balanced Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JALBX
Multimanager Lifestyle Balanced Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLBX
Multimanager Lifestyle Balanced Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTBIX
Multimanager Lifestyle Balanced Portfolio | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JQLBX
Multimanager Lifestyle Balanced Portfolio | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSLBX
Multimanager Lifestyle Balanced Portfolio | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTSBX
Multimanager Lifestyle Balanced Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JULBX
Multimanager Lifestyle Moderate Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JILAX
Multimanager Lifestyle Moderate Portfolio | Class 5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHLMX
Multimanager Lifestyle Moderate Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JALMX
Multimanager Lifestyle Moderate Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLMX
Multimanager Lifestyle Moderate Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTMIX
Multimanager Lifestyle Moderate Portfolio | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JQLMX
Multimanager Lifestyle Moderate Portfolio | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSLMX
Multimanager Lifestyle Moderate Portfolio | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTLMX
Multimanager Lifestyle Moderate Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JULMX
Multimanager Lifestyle Conservative Portfolio | Class 1
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JILAX
Multimanager Lifestyle Conservative Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JALRX
Multimanager Lifestyle Conservative Portfolio | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCLCX
Multimanager Lifestyle Conservative Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTOIX
Multimanager Lifestyle Conservative Portfolio | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JQLCX
Multimanager Lifestyle Conservative Portfolio | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSLCX
Multimanager Lifestyle Conservative Portfolio | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTLRX
Multimanager Lifestyle Conservative Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JULCX